Business Combinations (Schedule Of Business Acquisitions) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 510,570	$ 476,887	$ 472,366
Roto-Rooter And Vitas [Member]
Business Acquisition [Line Items]
Reacquired franchise rights	11,161
All other identifiable intangible assets	2,500
Goodwill	33,828
Other assets and liabilities - net	5,688
Assets total	53,177
Roto-Rooter [Member]
Business Acquisition [Line Items]
All other identifiable intangible assets	98
Goodwill	4,396
Other assets and liabilities - net	231
Assets total	$ 4,725